Other Financial Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Gains (losses) on available-for-sale financial assets	$ (2.1)	$ 2.0
Other comprehensive income, net of tax, available-for-sale financial assets	$ (13.9)	$ 10.5